Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating expense [Abstract]
Voyage Expenses	Voyage expenses
(Dollars in thousands)	2024	2023	2022
Bunkers	$150,682	$133,332	$154,182
Other voyage related expenses	28,941	32,335	31,320
Total voyage expenses	$179,623	$165,667	$185,502

Vessel Operating Expenses	Vessel operating expenses
(Dollars in thousands)	2024	2023	2022
Operating expenses	$70,620	$68,554	$67,846
Insurance	7,974	6,875	5,963
Total vessel operating expenses	$78,594	$75,429	$73,809

General and Administrative Expenses
General and administrative expenses

(Dollars in thousands)	2024	2023	2022
Total compensation to employees and Directors	$13,129	$11,652	$11,763
Office and administrative expenses	4,180	3,940	3,818
Audit, legal and consultancy	1,635	1,856	1,308
Total general and administrative expenses	$18,944	$17,448	$16,889

Stock Compensation Series
Stock compensation series

	Number of		Fair value at
	shares/ options	Vesting Period	grant date
Granted January 2021, restricted shares	579,100	1, 2 and 3 years	$5.52
Granted January 2021, restricted shares	175,000	1 year	5.52
Granted January 2021, restricted shares	119,900	1, 2 and 3 years	3.22
Granted January 2022, restricted shares	175,000	1 year	5.38
Granted January 2022, restricted shares	573,359	1, 2 and 3 years	5.30
Granted January 2022, restricted shares	124,594	1, 2 and 3 years	4.29
Granted January 2023, restricted shares	251,250	1, 2 and 3 years	8.25
Granted January 2023, restricted shares	48,750	1, 2 and 3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	8.25
Granted January 2024, restricted shares	251,250	1, 2 and 3 years	10.94
Granted January 2024, restricted shares	48,750	1, 2 and 3 years	8.04
Granted January 2024, restricted shares	150,000	1 year	$10.94

Reconciliation of Outstanding Restricted Common Stock
The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2021	960,865
Granted	872,953
Exercised [1]	800,723
Forfeited	199,400
Outstanding at December 31, 2022	833,695

Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

Outstanding at December 31, 2023	707,576
Granted	425,000
Exercised [1]	382,852
Outstanding at December 31, 2024	749,724

[1]    Does not include shares in lieu of dividends

Stock Compensation Expenses	Stock compensation expenses
(Dollars in thousands)	2024	2023	2022
Expense recognized from stock compensation	$4,240	$3,313	$4,211

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2024	2023	2022
Cash compensation	$3,015	$2,425	$2,648
Pension cost	130	125	165
Share compensation [1]	3,282	2,504	3,316
Total remuneration	$6,427	$5,054	$6,129

[1]     Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives

	2024	2023	2022
Executives and Directors as a group [1]	2,362,991	2,143,973	1,908,331

[1]    Includes 400,970 (2023: 498,818, 2022: 595,832) shares of restricted stock subject to vesting conditions and 139,713 shares of restricted stock vested but not issued.

Prepaid Expenses	Prepaid expenses
(Dollars in thousands)	2024	2023
Prepaid voyage expenses	$2,707	$4,006
Prepaid vessel operating expenses	2,540	6,676
Other	1,953	2,875
Total prepaid expenses	$7,200	$13,557